Intangible Asset, net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Asset, net
Schedule of Definite-lived intangible asset

As of December 31, 2019
	Gross		Net	Estimated
	Carrying	Accumulated	Carrying	Useful
	Amount	Amortization	Amount	Life
	RMB	RMB	RMB	Year
Customer relationship	12,899	(2,509)	10,390	6

As of December 31, 2018
	Gross		Net
	Carrying	Accumulated	Carrying	Estimated
	Amount	Amortization	Amount	Useful Life
	RMB	RMB	RMB	Year
Customer relationship	12,617	(350)	12,267	6

Schedule of estimated amortization expenses related to the intangible assets for future periods

	For the Year Ending December 31,
	2020	2021	2022	2023	2024
	RMB	RMB	RMB	RMB	RMB
Amortization expenses	2,150	2,150	2,150	2,150	1,790